Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

8.    Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Buildings and improvements	655,923,713	653,961,713	95,075,805
Machinery	943,742,391	888,973,826	129,242,890
Office equipment and furnishing	1,468,593	1,468,593	213,510
Motor vehicles	1,715,958	1,496,611	217,584
Total cost	1,602,850,655	1,545,900,743	224,749,789
Total accumulated depreciation	(838,181,436)	(955,605,318)	(138,930,067)
Construction in progress	1,386,729	11,634,637	1,691,494
Total property, plant, and equipment, net	766,055,948	601,930,062	87,511,216

The buildings, machinery, equipment, and motor vehicles in Shandong and Daqing were pledged as collateral for borrowings from the financial institutions as of December 31, 2017 and 2018. For the years ended December 31, 2016, 2017 and 2018, no interests were capitalized as borrowing cost in property, plant and equipment. For the years ended December 31, 2016, 2017, and 2018, impairment loss of RMB nil. RMB nil, and RMB49,995,656 ($7,268,586) was charged to accumulated depreciation, respectively.

The depreciation expenses for the years ended December 31, 2016, 2017 and 2018 were RMB115,744,856, RMB112,816,310 and RMB 106,515,229 ($15,485,648), respectively.

Construction in progress refers to mainly the new production facilities under construction.